LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Reconciliation of Operating Lease Liabilities and Right-of-use Assets Recognized Upon Adoption of IFRS 16
Following the adoption of IFRS 16 "Leases" as described in note 1 on January 1, 2019, the Company recognized lease liabilities and right-of-use assets for operating lease contracts with fixed terms and future minimum lease payments as summarized in the following table:

Non-cancellable operating lease commitments as of December 31, 2018*	1,869
Recognition exemption for leases of low-value assets	(58)
Recognition exemption for short-term leases	(20)
Undiscounted operating lease commitments as of January 1, 2019	1,791
Effects of discounting using incremental borrowing rates (weighted average rate of 4.7%)	(632)
Lease liabilities related to assets held for sale	(23)
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17	1,136
* As reported in the consolidated financial statements for the year ended December 31, 2018 - note 8.4

Maturity Analysis of Lease Liabilities	The maturity analysis of the lease liabilities as of December 31, 2019, is as follows:

	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	279	369	209	513	1,370

Schedule of Right-of-use Assets, Depreciation and Impairment
The right-of-use assets as of December 31, 2019 and the depreciation and impairment charges for the twelve months ended December 31, 2019 amounted to 1,235 and 406, respectively, and are shown below by underlying class of asset:

	Carrying amount	Depreciation and impairment charges
Land, buildings and improvements	854	(118)
Machinery, equipment and others	381	(288)
Total	1,235	(406)

Schedule of Additional Information About Leasing Activities for Lessee
An estimation of the future cash outflows to which the Company is potentially exposed in relation to those contracts involving variable lease payments, which are not reflected in the measurement of lease liabilities as of December 31, 2019, is as follows:

	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	61	91	69	73	294

Also, some of the Company's lease contracts have extension and/or termination options as well as residual value guarantees whose amounts are not reflected in the measurement of the lease liabilities as of December 31, 2019. The potential addition/(reduction) in future cash outflows to which the Company is exposed in case such options are exercised or the guarantees required are as shown in the table below.

	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	8	13	16	38
Potential termination options	(2)	(2)	(1)	(1)	(6)
Potential residual value guarantees	1	1	1	—	3
Undiscounted amounts related to lease contracts not yet commenced and therefore not included in the recognized lease liabilities as of December 31, 2019, to which the Company is committed are described below:

	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	2	8	8	13	31